Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Allowance for loan losses	$ 985	$ 661
Interest on non-accrual loans	89	47
Other real estate	419	397
Pension plan	233	222
Postretirement benefits	227	262
Deferred compensation	162	141
Stock-based compensation	31	25
Other	20	11
Total deferred tax assets	2,166	1,766
Deferred tax liabilities
Unrealized gains on available-for-sale securities	(55)	(23)
Depreciation	(171)	(218)
Amortization of goodwill	(955)	(928)
Net deferred loan fees and costs	(110)	(134)
Other	(64)	(67)
Total deferred tax (liabilities)	(1,355)	(1,370)
Net deferred tax assets	$ 811	$ 396